Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares subject to possible redemption	1,278,361	1,413,480
Ordinary shares, conversion value (in Dollars per share)	$ 11.63	$ 10.87
Preference shares, par value (in Dollars per share)
Preference shares, shares authorized	100,000,000	100,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Ordinary shares, par value (in Dollars per share)	$ 0	$ 0
Ordinary shares, shares authorized	300,000,000	300,000,000
Ordinary shares, shares issued	3,201,758	3,201,758
Ordinary shares, shares outstanding	3,201,758	3,201,758